ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2012
Logoscript
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful life
Net tangible assets:
Assets	$1,592
Liabilities	(1,150)

Total	$442

Intangible assets acquired:
Customer relationship	233	3 years
Goodwill	794
Deferred tax liability	(70)

Total	$957

Total consideration	$1,399

Schedule of unaudited pro forma information summarizing the results of operations

	Six-month periods ended June 30,
	2011	2012
Net revenues	$97,102	$137,578
Net income	6,597	12,896
Net income per share
—Basic	$0.01	$0.02

—Diluted	$0.01	$0.02

Longhaul
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful life
Intangible assets acquired:
Customer relationship	190	3.5 years
Contract backlog	27	0.25 years
Non-compete clause	262	4 years
Goodwill	1,015

Total	$1,494

Total consideration	$1,494

Schedule of unaudited pro forma information summarizing the results of operations

	Six-month periods ended June 30,
	2011	2012
Net revenues	$96,051	$137,548
Net income	6,796	12,926
Net income per share
—Basic	$0.01	$0.02

—Diluted	$0.01	$0.02

Glory
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful life
Net tangible liabilities assumed:
Current assets	$1,465
Current liabilities	(1,879)

Total	$(414)

Intangible assets acquired:
Customer relationship	959	5 years
Contract backlog	530	1 years
Trade name	2,149	Indefinite
Non-compete clause	225	5 years
Goodwill	3,746
Deferred tax liability	(579)

Total	$7,030

Total consideration	$6,616

Schedule of unaudited pro forma information summarizing the results of operations

	Six-month periods ended June 30,
	2011	2012
Net revenues	$97,297	$139,022
Net income	6,892	12,995
Net income per share
—Basic	$0.01	$0.02

—Diluted	$0.01	$0.02

Beans
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful life
Intangible assets acquired:
Customer relationship	927	6 years
Goodwill	1,115

Total	$2,042

Total consideration	$2,042

Schedule of unaudited pro forma information summarizing the results of operations

Six-month period ended June 30, 2011
Net revenues	$95,179
Net income	6,818
Net income per share
— Basic	$0.01

— Diluted	$0.01

Business of China-based IT service firms
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful life
Intangible assets acquired:
Contract backlog	287	0.9 years
Customer relationship	666	4.9 years
Goodwill	1,547

Total	$2,500

Total consideration	$2,500

Schedule of unaudited pro forma information summarizing the results of operations

Six-month period ended June 30, 2011
Net revenues	$95,387
Net income	6,632
Net income per share
— Basic	$0.01

— Diluted	$0.01